INCOME TAXES - Unrecognized Tax Benefits (Details) (USD $)	12 Months Ended	4 Months Ended
	Dec. 28, 2012	Dec. 28, 2012 Successor [Member]
Income Tax Disclosure [Line Items]
Balance at September 8, 2012		$ 152,000
Increases related to prior year tax positions		817,000
Increases related to current year tax positions		566,000
Balance at December 28, 2012		1,535,000
Unrecognized tax benefits, interest expense	$ 100,000